Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000844779
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2011
Prospectus Date	rr_ProspectusDate	Nov 28, 2011

BlackRock India Fund
Fund Overview Key Facts About BlackRock India Fund
Investment Objective

The investment objective of BlackRock India Fund (the "Fund"), a series of BlackRock FundsSM (the "Trust"), is to seek to maximize total return from a portfolio of equity securities of Indian companies or instruments with similar economic characteristics. Total return means the combination of capital appreciation and investment income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 20 of the Fund's prospectus and in the "Purchase of Shares" section on page II-58 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BlackRock India Fund	Investor A Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BlackRock India Fund		Investor A Shares	Investor C Shares	Institutional Shares
Management Fee		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	2.19%	2.23%	2.21%
Other Expenses of the Fund		1.17%	1.21%	1.19%
Other Expenses of the Subsidiary		1.02%	1.02%	1.02%
Total Annual Fund Operating Expenses		3.44%	4.23%	3.21%
Fee Waivers and/or Expense Reimbursements	[2]	(1.44%)	(1.48%)	(1.46%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	2.00%	2.75%	1.75%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 34-38, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 2.00% of average daily net assets for Investor A Shares, 2.75% of average daily net assets for Investor C Shares and 1.75% of average daily net assets for Institutional Shares until December 1, 2012. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BlackRock India Fund (USD $)	1 Year	3 Years
Investor A Shares	717	1,399
Investor C Shares	378	1,150
Institutional Shares	178	853

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years
BlackRock India Fund Investor C Shares	278	1,150

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in equity securities of Indian companies or in instruments with similar economic characteristics. An Indian company is a company which is organized under the laws of, or with a principal office in, or for which the principal trading market for its securities is, India; or derives 50% or more of its total revenue or profit from either goods or services produced or sales made in India; or has 50% or more of its assets in India.

The Fund may invest in companies of any size, and may invest a significant portion of its assets in equity securities of smaller companies. Equity securities include common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stocks.

The Fund may carry out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary of the Fund formed in the Republic of Mauritius, BlackRock India Fund (Mauritius) Limited (the "Subsidiary"), which, under normal market conditions, will invest at least 80% of its assets in equity securities of Indian companies or in instruments with similar economic characteristics. Except as otherwise indicated, references in this prospectus to the Fund include the Subsidiary.

Fund management may, when consistent with the Fund's investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not, intend to use derivatives for speculation to increase returns.

The Fund will invest primarily in the common stocks of companies that are selected for their growth potential and which are valued at a reasonable price. However, the Fund may also invest in value stocks. Fund management seeks to maximize total return by constructing the portfolio to reflect Fund management's views of the macro-economic environment as well as by using a "bottom up" approach, which entails the fundamental analysis of individual stocks and companies.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company's financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Geographic Concentration Risk —The Fund will invest primarily in equity and equity related securities of Indian companies. Because the Fund concentrates its investments in India, the Fund's performance is expected to be closely tied to economic and political conditions in India.
  Indian Regulatory Risk — BlackRock is a qualified foreign institutional investor ("FII") with the Securities and Exchange Board of India ("SEBI"), the Indian counterpart of the U.S. Securities and Exchange Commission. The Subsidiary's registration with SEBI as the sub-account of an FII has been granted. There can be no assurances that Indian regulators will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to invest in India. The Indian Foreign Exchange Management Act, 1999, and the rules, regulations and notifications issued thereunder regulate the Fund's investment activities. If new policy announcements or regulations in India are made which require retrospective changes in the structure or operations of the Fund, these may adversely impact the performance of the Fund.

  There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of the Fund to repatriate its income and capital.
  Investment Style Risk — The Fund will have a flexible investment style as it will invest in both value and growth stocks. The endeavor will be to invest primarily in the common stocks of companies that are selected for their growth potential and which are valued at a reasonable price. It is possible that the investment style followed by the Fund may go out of favor and the Fund may underperform other equity funds that use different investment styles.
  Market Liquidity Risk — The liquidity of investments made by the Fund may be restricted by trading volumes besides operational issues like settlement periods and transfer procedures. Although the Fund management team will endeavor to create a portfolio, which will have high market liquidity, there is a possibility that market liquidity could be impacted as a result of company/sector/general market related events and there could be a price impact as a result of portfolio re-balancing and/or liquidity demands due to redemptions.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Risks of Investing in India — India is an emerging market and demonstrates significantly higher volatility from time to time in comparison to more developed markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may offer higher potential for losses.

  Moreover, governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of investments. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The limited liquidity of the Indian securities markets may also affect the Fund's ability to acquire or dispose of securities at the price and time that it desires.

  Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India ("RBI") has imposed limits on foreign ownership which may decrease the liquidity of the Fund's portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the United States, may increase the risk of loss.

  Further, certain Indian regulatory approvals, including approvals from the SEBI, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in Indian companies. Furthermore, the Fund may require the prior approvals of the Foreign Investment Promotion Board of the Ministry of Finance of the government of India (the "FIPB") and the RBI for them to invest in certain Indian companies operating in specified sectors or beyond certain specified investment limit ceilings. There is a risk that these approvals may not be given or cancelled at a later point in time, during the life cycle of the Fund.

  Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The equity securities of Indian companies in which the Subsidiary invests are identical to those permitted to be held by the Fund and are subject to the same risks as if those investments were held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved.

  The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders.
  Changes in the laws or policies of the United States, India and/or the Republic of Mauritius could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Furthermore, tax rates currently applicable to the Mauritius entities may be modified in the future and India-Mauritius Double Tax Avoidance Agreement (the "Treaty") benefits may not be available.
  Tax Risk — The Fund, through the Subsidiary, will seek to obtain benefits from favorable tax treatment by the Indian government pursuant to the Treaty between India and the Republic of Mauritius. The Supreme Court of India has upheld the validity of this Treaty in response to a challenge in a lower court contesting the Treaty's applicability to entities such as the Fund or the Subsidiary; however, there can be no assurance that any future challenge will result in a favorable outcome. Recently, there has been discussion in the Indian press that the Treaty may be re-negotiated and there have been recent cases where the Treaty benefits were denied by the Indian tax authorities. There can be no assurance that the terms of the Treaty will not be subject to re-negotiation in the future or subject to a different interpretation or that the Subsidiary will continue to be deemed a tax resident in the Republic of Mauritius, allowing it favorable tax treatment. Any change in the provisions of this Treaty or in its applicability to the Subsidiary could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the return to the Fund on its investments.

The Fund intends to elect to "pass-through" to the Fund's shareholders as a deduction or credit the amount of foreign taxes paid by the Fund. The taxes passed through to shareholders are included in each shareholder's income. Certain shareholders, including some non-U.S. shareholders, are not entitled to the benefit of a deduction or credit with respect to foreign taxes paid by the Fund. Other foreign taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit, or be eligible to be passed through to shareholders.

The Direct Taxes Code, 2010 ("DTC") was tabled before the Lok Sabha (Indian house of Parliament), which if enacted will replace the existing Income Tax Act, 1961 with effect from April 1, 2012. Further, provisions of the DTC, if enacted, could change the manner in which the Subsidiary or the portfolio companies are currently taxed in India, and could adversely impact the returns to the Fund and its shareholders. In addition, the DTC may or may not be enacted in its current draft form. Hence, no assurance can be given that the interpretations described in this discussion will remain in effect. Any changes could also be applied retroactively, including to transactions entered into before the effective date of the DTC. Investors are urged to consult their own tax advisers with respect to their own tax situations and the tax consequences of an investment in the Fund.

Performance Information

Because the Fund does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund's benchmark index is the MSCI India Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
BlackRock India Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.19%	[2]
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.17%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.44%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.00%	[3]
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	1,399
BlackRock India Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.23%	[2]
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.21%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.23%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.75%	[3]
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	1,150
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,150
BlackRock India Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.21%	[2]
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	1.19%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.75%	[3]
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	853
BlackRock India Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock India Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of BlackRock India Fund (the "Fund"), a series of BlackRock FundsSM (the "Trust"), is to seek to maximize total return from a portfolio of equity securities of Indian companies or instruments with similar economic characteristics. Total return means the combination of capital appreciation and investment income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 20 of the Fund's prospectus and in the "Purchase of Shares" section on page II-58 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in equity securities of Indian companies or in instruments with similar economic characteristics. An Indian company is a company which is organized under the laws of, or with a principal office in, or for which the principal trading market for its securities is, India; or derives 50% or more of its total revenue or profit from either goods or services produced or sales made in India; or has 50% or more of its assets in India.

The Fund may invest in companies of any size, and may invest a significant portion of its assets in equity securities of smaller companies. Equity securities include common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stocks.

The Fund may carry out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary of the Fund formed in the Republic of Mauritius, BlackRock India Fund (Mauritius) Limited (the "Subsidiary"), which, under normal market conditions, will invest at least 80% of its assets in equity securities of Indian companies or in instruments with similar economic characteristics. Except as otherwise indicated, references in this prospectus to the Fund include the Subsidiary.

Fund management may, when consistent with the Fund's investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not, intend to use derivatives for speculation to increase returns.

The Fund will invest primarily in the common stocks of companies that are selected for their growth potential and which are valued at a reasonable price. However, the Fund may also invest in value stocks. Fund management seeks to maximize total return by constructing the portfolio to reflect Fund management's views of the macro-economic environment as well as by using a "bottom up" approach, which entails the fundamental analysis of individual stocks and companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk — Stock markets are volatile. The prices of equity securities fluctuate based on changes in a company's financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Geographic Concentration Risk —The Fund will invest primarily in equity and equity related securities of Indian companies. Because the Fund concentrates its investments in India, the Fund's performance is expected to be closely tied to economic and political conditions in India.
  Indian Regulatory Risk — BlackRock is a qualified foreign institutional investor ("FII") with the Securities and Exchange Board of India ("SEBI"), the Indian counterpart of the U.S. Securities and Exchange Commission. The Subsidiary's registration with SEBI as the sub-account of an FII has been granted. There can be no assurances that Indian regulators will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to invest in India. The Indian Foreign Exchange Management Act, 1999, and the rules, regulations and notifications issued thereunder regulate the Fund's investment activities. If new policy announcements or regulations in India are made which require retrospective changes in the structure or operations of the Fund, these may adversely impact the performance of the Fund.

  There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of the Fund to repatriate its income and capital.
  Investment Style Risk — The Fund will have a flexible investment style as it will invest in both value and growth stocks. The endeavor will be to invest primarily in the common stocks of companies that are selected for their growth potential and which are valued at a reasonable price. It is possible that the investment style followed by the Fund may go out of favor and the Fund may underperform other equity funds that use different investment styles.
  Market Liquidity Risk — The liquidity of investments made by the Fund may be restricted by trading volumes besides operational issues like settlement periods and transfer procedures. Although the Fund management team will endeavor to create a portfolio, which will have high market liquidity, there is a possibility that market liquidity could be impacted as a result of company/sector/general market related events and there could be a price impact as a result of portfolio re-balancing and/or liquidity demands due to redemptions.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Risks of Investing in India — India is an emerging market and demonstrates significantly higher volatility from time to time in comparison to more developed markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may offer higher potential for losses.

  Moreover, governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of investments. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The limited liquidity of the Indian securities markets may also affect the Fund's ability to acquire or dispose of securities at the price and time that it desires.

  Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India ("RBI") has imposed limits on foreign ownership which may decrease the liquidity of the Fund's portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the United States, may increase the risk of loss.

  Further, certain Indian regulatory approvals, including approvals from the SEBI, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in Indian companies. Furthermore, the Fund may require the prior approvals of the Foreign Investment Promotion Board of the Ministry of Finance of the government of India (the "FIPB") and the RBI for them to invest in certain Indian companies operating in specified sectors or beyond certain specified investment limit ceilings. There is a risk that these approvals may not be given or cancelled at a later point in time, during the life cycle of the Fund.

  Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The equity securities of Indian companies in which the Subsidiary invests are identical to those permitted to be held by the Fund and are subject to the same risks as if those investments were held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved.

  The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders.
  Changes in the laws or policies of the United States, India and/or the Republic of Mauritius could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Furthermore, tax rates currently applicable to the Mauritius entities may be modified in the future and India-Mauritius Double Tax Avoidance Agreement (the "Treaty") benefits may not be available.
  Tax Risk — The Fund, through the Subsidiary, will seek to obtain benefits from favorable tax treatment by the Indian government pursuant to the Treaty between India and the Republic of Mauritius. The Supreme Court of India has upheld the validity of this Treaty in response to a challenge in a lower court contesting the Treaty's applicability to entities such as the Fund or the Subsidiary; however, there can be no assurance that any future challenge will result in a favorable outcome. Recently, there has been discussion in the Indian press that the Treaty may be re-negotiated and there have been recent cases where the Treaty benefits were denied by the Indian tax authorities. There can be no assurance that the terms of the Treaty will not be subject to re-negotiation in the future or subject to a different interpretation or that the Subsidiary will continue to be deemed a tax resident in the Republic of Mauritius, allowing it favorable tax treatment. Any change in the provisions of this Treaty or in its applicability to the Subsidiary could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the return to the Fund on its investments.

The Fund intends to elect to "pass-through" to the Fund's shareholders as a deduction or credit the amount of foreign taxes paid by the Fund. The taxes passed through to shareholders are included in each shareholder's income. Certain shareholders, including some non-U.S. shareholders, are not entitled to the benefit of a deduction or credit with respect to foreign taxes paid by the Fund. Other foreign taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit, or be eligible to be passed through to shareholders.

The Direct Taxes Code, 2010 ("DTC") was tabled before the Lok Sabha (Indian house of Parliament), which if enacted will replace the existing Income Tax Act, 1961 with effect from April 1, 2012. Further, provisions of the DTC, if enacted, could change the manner in which the Subsidiary or the portfolio companies are currently taxed in India, and could adversely impact the returns to the Fund and its shareholders. In addition, the DTC may or may not be enacted in its current draft form. Hence, no assurance can be given that the interpretations described in this discussion will remain in effect. Any changes could also be applied retroactively, including to transactions entered into before the effective date of the DTC. Investors are urged to consult their own tax advisers with respect to their own tax situations and the tax consequences of an investment in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund's benchmark index is the MSCI India Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have a full year of operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund.

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 34-38, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 2.00% of average daily net assets for Investor A Shares, 2.75% of average daily net assets for Investor C Shares and 1.75% of average daily net assets for Institutional Shares until December 1, 2012. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	There is no CDSC on Investor C Shares after one year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011